Share-based Payments - Schedule of Stock Option Activities (Details)	12 Months Ended
	Mar. 31, 2026 shares ¥ / shares	Mar. 31, 2025 shares ¥ / shares	Mar. 31, 2024 shares ¥ / shares
Number of options (shares)
As of beginning of the year (in shares) | shares	3,168,900	3,180,900	3,303,600
Exercised (in shares) | shares	(279,500)	(12,000)	(122,700)
As of end of the year (in shares) | shares	2,889,400	3,168,900	3,180,900
Weighted average exercise price (JPY)
As of beginning of the year (in JPY per share) | ¥ / shares	¥ 4,138	¥ 4,136	¥ 4,111
Exercised (in JPY per share) | ¥ / shares	3,840	3,712	3,464
As of end of the year (in JPY per share) | ¥ / shares	¥ 4,166	¥ 4,138	¥ 4,136